General	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Groop Internet Platform Inc [Member]
Schedule of Investments [Line Items]
General
NOTE 1:-	GENERAL

a.
Groop Internet Platform Inc. was incorporated in 2011 and its wholly owned subsidiaries Groop Internet Platform Ltd and Talkspace LLC (Groop Internet Platform Inc together with its subsidiaries, (the “Company”)) is engaged in the operation of a virtual behavioral healthcare business that provides individuals and licensed therapists, psychologists and psychiatrists (“therapists”) with an online platform for one-on-one
therapy delivered via messaging, audio and video using the brand name Talkspace.

b.
Over the past several years, the Company has devoted substantially most of its effort to research and development, product development and increasing revenues through additional investments in sales and marketing. The Company generated a loss of $12,738 and negative cash flow of $3,879 from operating activities in the three-month period ended March 31, 2021 and has an accumulated deficit of $121,526 as of March 31, 2021. The Company is planning to finance its operations from its existing and future working capital resources and to continue to evaluate additional sources of capital and financing. However, there is no assurance that additional capital and/or financing will be available to the Company, and even if available, whether it will be on terms acceptable to the Company or in amounts required. Accordingly, the Company’s Board approved a contingency plan, to be effected if needed, in whole or in part, at its discretion, to allow the Company to continue its operations and meet its cash obligations. The contingency plan consists of cost reduction, which include mainly the following steps: reduction in marketing expenses, headcount, compensation paid to key management personnel and capital expenditures. The Company and the Board believe that its existing capital resources will be adequate to satisfy its expected liquidity requirements for at least twelve months from the filing date.

c.	The Company operates in one operating segment and substantially all of its revenues derive from customers located in the United States.

d.
The global pandemic associated with
COVID-19
has caused major disruption to all aspects of the global economy and daily life in recent months, particularly as quarantine and stay-at-home
orders have been imposed by all levels of government. The Company has followed guidance by the United States, Israeli and other applicable foreign and local governments to protect its employees and operations during the pandemic and has implemented a remote environment for its business. The Company cannot predict the potential impacts of the
COVID-19
pandemic on its business or operations, but continuously monitors performance and other industry reports to assess the risk of future negative impacts as the disruptions of the
COVID-19
pandemic continue to evolve.

e.
On November 1, 2020, the Company completed an acquisition of the operation of Lasting, an app-based
subscription for relationship and couple counseling for a total cash consideration of $10,685. In addition, the Company entered into a non-competition
agreement for a total consideration of $939, which was recorded as an intangible asset.

f.
On January 12, 2021, the Company, Hudson Executive Investment Corp. (“HEIC”), a special purpose acquisition company sponsored by Hudson Executive Capital LP, Tailwind Merger Sub I, Inc. (“First Merger Sub”), a direct, wholly owned subsidiary of HEIC, and Tailwind Merger Sub II, LLC (“Second Merger Sub”), a direct, wholly owned subsidiary of HEIC, entered into an agreement and plan of merger (the “Merger Agreement”) pursuant to which (1) First Merger Sub will merge with and into the Company (the “First Merger”), with the Company surviving the First Merger, and (2) immediately following the First Merger and as part of the same overall transaction as the First Merger, the Company will be merged with and into Second Merger Sub (the “Second Merger” and, together with the First Merger, the “Mergers”), with Second Merger Sub surviving the Second Merger as a wholly owned subsidiary of HEIC.

The Mergers will be accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, HEIC will be treated as the “acquired” company for financial reporting purposes. Accordingly, the Mergers will be treated as the equivalent of the Company issuing stock for the net assets of HEIC, accompanied by a recapitalization. The net assets of HEIC will be stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Mergers will be those of the Company.

NOTE 1:	GENERAL

a.
Groop Internet Platform Inc. was incorporated in 2011 and its wholly owned subsidiaries Groop Internet Platform Ltd and Talkspace LLC (Groop Internet Platform Inc together with its subsidiaries, (the “Company”) is engaged in the operation of a virtual behavioral healthcare business that provides individuals and licensed therapists, psychologists and psychiatrists (“therapists”) with an online platform for one-on-one
therapy delivered via messaging, audio and video using the brand name Talkspace.

b.
Over the past several years, the Company has devoted substantially most of its effort to research and development, product development and increasing revenues through additional investments in sales and marketing. The Company generated a loss of $22,370 and negative cash flow of $15,175 from operating activities in the twelve-month period ended December 31, 2020 and has an accumulated deficit of $108,788 as of December 31, 2020. The Company is planning to finance its operations from its existing and future working capital resources and to continue to evaluate additional sources of capital and financing. However, there is no assurance that additional capital and/or financing will be available to the Company, and even if available, whether it will be on terms acceptable to the Company or in amounts required. Accordingly, the Company’s Board approved a contingency plan, to be effected if needed, in whole or in part, at management’s sole discretion, to allow the Company to continue its operations and meet its cash obligations. The contingency plan consists of cost reduction, which include mainly the following steps: reduction in marketing expenses, headcount, compensation paid to key management personnel and capital expenditures. The Company and the Board believe that its existing capital resources will be adequate to satisfy its expected liquidity requirements for at least twelve months from the filing date. Subsequent to December 31, 2020, the Company entered into a credit and security line agreement to provide it additional liquidity options. Refer to Note 12b.

c.	The Company operates in one operating segment and substantially all of its revenues derive from customers located in the United States.

d.
The global pandemic associated with
COVID-19
has caused major disruption to all aspects of the global economy and daily life in recent months, particularly as quarantine and stay-at-home
orders have been imposed by all levels of government. The Company has followed guidance by the United States, Israeli and other applicable foreign and local governments to protect its employees and operations during the pandemic and has implemented a remote environment for its business. The Company cannot predict the potential impacts of the
COVID-19
pandemic on its business or operations, but continuously monitors performance and other industry reports to assess the risk of future negative impacts as the disruptions of the
COVID-19
pandemic continue to evolve.